Schedule of Finance Receivables Impairment Calculation Method (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	$ 61,293	$ 60,974
Financing Receivable [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross		60,974
Performing Loans Evaluated Individually [Member] | Financing Receivable [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross		15,984
Performing Loans Evaluated Collectively [Member] | Financing Receivable [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross		37,813
Non Performing Loans Without A Specific Reserve [Member] | Financing Receivable [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross		1,096
Nonperforming Loans With A Specific Reserve [Member] | Financing Receivable [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross		$ 6,081